Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis by Level Within Fair Value Hierarchy

	Fair Value Measurements as of September 30, 2022
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$139	$139

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$347	$347

	Fair Value Measurements as of December 31, 2021 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$347	$347

	Fair Value Measurements as of December 31, 2020 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$1,238	$1,238

Schedule of Fair Value Measurement Hierarchy of Derivative Liability

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the nine months ended September 30, 2022, and 2021. The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2022, and 2021 (in thousands):

Common Stock Warrants
Balance as of December 31, 2020	$(1,238)
Change in fair value	225
Exercise of warrants	195
Balance as of September 30, 2021	$(818)

Balance as of December 31, 2021	$(347)
Change in fair value	208
Balance as of September 30, 2022	$(139)

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the years ended December 31, 2021 and 2020. The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020 (in thousands):

Common Stock Warrants
Balance as of December 31, 2019	$(220)
Issuance of derivatives	(6,328)
Change in fair value	2,111
Exercise of warrants	3,199
Balance as of December 31, 2020	(1,238)
Change in fair value	696
Exercise of warrants	195
Balance as of December 31, 2021	$(347)

Schedule of Assumptions Used in Estimating Fair Value

The assumptions used in estimating the common stock warrant liability as of September 30, 2022, and December 31, 2021 were as follows:

	September 30, 2022	December 31, 2021
Weighted-average risk-free interest rate	3.33%-4.22%	0.06%-0.97%
Weighted-average expected life (in years)	0.32-2.36	0.07-3.10
Expected dividend yield	-%	-%
Weighted-average expected volatility	81.9%-121.7%	71.5%-126.5%

The assumptions used in estimating the common stock warrant liability using the Monte Carlo simulation valuation model as of December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Weighted-average risk-free interest rate	0.06%-0.97%	0.09%-0.27%
Weighted-average expected life (in years)	0.07-3.10	0.63-4.10
Expected dividend yield	-%	-%
Weighted average expected volatility	71.5%-126.5%	138.3%-175.6%